Summary of Significant Accounting Policies - Schedule of Disclosed Type of Revenue by Government Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 61,791,957	$ 96,909,642	$ 97,098,915
Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,820,184	20,924,964	14,955,252
Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	42,353,806	68,446,539	72,703,253
Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,719,849	1,723,360	2,468,051
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,278,118	5,814,779	6,972,359
SaaS Service and Development [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,620,000
Produced [Member]
Disaggregation of Revenue [Line Items]
Total	27,280,190	47,606,341	48,196,669
Produced [Member] | Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,769,620	10,462,456	6,259,470
Produced [Member] | Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,520,326	34,093,194	37,515,249
Produced [Member] | Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	243,414	524,269	895,344
Produced [Member] | Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,746,830	2,526,422	3,526,606
Produced [Member] | SaaS Service and Development [Member]
Disaggregation of Revenue [Line Items]
Revenue
Purchased [Member]
Disaggregation of Revenue [Line Items]
Total	34,511,767	49,303,301	48,902,246
Purchased [Member] | Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,050,564	10,462,508	8,695,782
Purchased [Member] | Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	21,833,480	34,353,345	35,188,004
Purchased [Member] | Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,476,435	1,199,091	1,572,707
Purchased [Member] | Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,531,288	3,288,357	3,445,753
Purchased [Member] | SaaS Service and Development [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,620,000